Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000050684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(2.70%)	4.99%	13.00%	7.91%
C000050685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(8.01%)	(0.89%)	11.42%	6.97%
C000050685 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(2.91%)	4.60%	12.63%	7.55%
C000050686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(4.19%)	2.87%	11.78%	6.90%
C000050686 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	(3.29%)	3.83%	11.78%	6.90%
C000166010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	(2.73%)	4.95%	13.02%	7.93%
C000050687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	(2.99%)	4.47%	12.44%	7.37%
C000050742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(1.39%)	5.37%	7.02%	5.17%
C000050743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(6.76%)	(0.52%)	5.53%	4.25%
C000050743 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(1.59%)	4.99%	6.67%	4.81%
C000050744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(2.84%)	3.27%	5.89%	4.18%
C000050744 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	(1.88%)	4.27%	5.89%	4.18%
C000166011 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	(1.37%)	5.38%	7.06%	5.19%
C000050745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	(1.63%)	4.80%	6.51%	4.64%
C000050785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(0.56%)	5.59%	3.90%	3.39%
C000050786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(6.04%)	(0.31%)	2.43%	2.48%
C000050786 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(0.84%)	5.21%	3.55%	3.03%
C000050787 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(2.07%)	3.40%	2.78%	2.42%
C000050787 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	(1.11%)	4.40%	2.78%	2.42%
C000166012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	(0.54%)	5.61%	3.92%	3.41%
C000050788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	(0.92%)	4.96%	3.24%	2.73%
C000050829 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(1.93%)	5.25%	10.06%	6.55%
C000050830 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(7.25%)	(0.56%)	8.52%	5.63%
C000050830 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(2.11%)	4.95%	9.70%	6.20%
C000050831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(3.34%)	3.22%	8.89%	5.56%
C000050831 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	(2.43%)	4.18%	8.89%	5.56%
C000166013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	(1.90%)	5.28%	10.09%	6.57%
C000050832 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	(2.23%)	4.72%	9.47%	5.99%
MSCI All Country World S000018351 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	(2.30%)	7.15%	15.18%	8.84%
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	(0.15%)	5.24%	0.32%	1.83%
MSCI All Country World S000018380 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	(2.30%)	7.15%	15.18%	8.84%
MSCI ACWI Index 56 MSCI USA Index 24 Bloomberg U S Universal Index 20 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)
Average Annual Return, Percent	(1.76%)	6.97%	12.89%	8.30%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	(2.30%)	7.15%	15.18%	8.84%
MSCI ACWI Index 14 MSCI USA Index 6 Bloomberg U S Universal Index 80 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)
Average Annual Return, Percent	(0.53%)	5.70%	3.45%	3.54%
MSCI ACWI Index 28 MSCI USA Index 12 Bloomberg U S Universal Index 60 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)
Average Annual Return, Percent	(0.93%)	6.14%	6.58%	5.20%
MSCI ACWI Index 42 MSCI USA Index 18 Bloomberg U S Universal Index 40 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)
Average Annual Return, Percent	(1.34%)	6.56%	9.73%	6.79%